SUBSEQUENT EVENTS (Details) $ in Millions, ¥ in Billions		12 Months Ended
	Apr. 23, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Apr. 23, 2023 USD ($)	Jan. 05, 2023 shares
SUBSEQUENT EVENTS
Debt Instrument, Term		1 year	1 year
Subsequent Event | Jiangxi Jinko | Convertible bonds
SUBSEQUENT EVENTS
Aggregate principal amount	¥ 10			$ 1,450
Debt Instrument, Term	6 years
Subsequent Event | 2023 Equity Incentive Plan
SUBSEQUENT EVENTS
Number of ordinary shares authorized for issuance of option, restricted share or other share-based award					20,800,000